Schedule of Lease Rental Income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lessor Lease Description [Line Items]
Lease rental income - operating leases	$ 567,711
Interest income on net investment in direct financing and sales-type leases	15,356
Interest income on container leaseback financing receivable	10,313
Variable lease revenue	26,380
Total lease rental income	619,760
Owned Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	470,722
Interest income on net investment in direct financing and sales-type leases	15,356
Interest income on container leaseback financing receivable	10,313
Variable lease revenue	21,468
Total lease rental income	517,859
Managed Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	96,989
Variable lease revenue	4,912
Total lease rental income	$ 101,901